Acquisitions - EMMAC Life Sciences Limited (Details) - USD ($) $ in Thousands		12 Months Ended
	Apr. 07, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Acquisitions
Contingent consideration payable		$ 29,109	$ 37,994	$ 1,898
Cash outflow, net of cash acquired		133,983	37,820
EMMAC Life Sciences Limited
Acquisitions
Contingent consideration payable		$ 10,360	$ 35,260
EMMAC Life Sciences Limited | Curaleaf International Holdings Limited
Acquisitions
Cash	$ 1,490
Accounts receivable, net	3,393
Prepaid expenses and other current assets	535
Inventory	7,101
Property, plant and equipment, net	7,549
Right-of-use assets	4,360
Other assets	9,848
Goodwill	64,252
Deferred tax liabilities	(49,853)
Liabilities assumed	(24,134)
Net assets acquired	267,552
Cash consideration, net of working capital adjustments	45,211
Equity consideration	185,978
Contingent consideration payable	36,363
Total consideration	267,552
Cash outflow, net of cash acquired	43,721
EMMAC Life Sciences Limited | Curaleaf International Holdings Limited | Licenses
Acquisitions
Intangible assets	228,442
EMMAC Life Sciences Limited | Curaleaf International Holdings Limited | Trade name
Acquisitions
Intangible assets	11,156
EMMAC Life Sciences Limited | Curaleaf International Holdings Limited | Non-compete agreements
Acquisitions
Intangible assets	3,294
EMMAC Life Sciences Limited | Curaleaf International Holdings Limited | Know How
Acquisitions
Intangible assets	$ 119